Annual Total Returns - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund	Apr. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Series Large Cap Value Index Fund
Bar Chart Table:
Annual Return 2014	13.34%
Annual Return 2015	(3.85%)
Annual Return 2016	17.19%
Annual Return 2017	13.68%
Annual Return 2018	(8.23%)
Annual Return 2019	26.60%
Annual Return 2020	2.86%
Annual Return 2021	25.19%
Annual Return 2022	(7.53%)